UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03231

                             SEI LIQUID ASSET TRUST
               (Exact Name of Registrant as Specified in Charter)
                                    --------

                               C/O CT CORPORATION
                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices) (Zip Code)

                               EDWARD D. LOUGHLIN
                           c/o SEI Investments Company
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)


Prime Obligation Fund
September 30, 2005


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
COMMERCIAL PAPER + -- 30.2%
FINANCIAL SERVICES -- 24.7%
  Amstel Funding Corporation
    4.024%, 01/06/06                   $25,000      $ 24,732
  CC USA
    4.010%, 03/22/06                    15,000        14,718
  Crown Point Capital Company LLC
    3.383%, 11/08/05                     6,000         5,979
    4.000%, 02/14/06                    20,000        19,704
  General Electric Capital
    Corporation
    3.225%, 11/16/05                    25,000        24,899
  Georgetown Funding Company LLC
    3.792%, 10/19/05                    25,000        24,953
  Govco Incorporated
    4.059%, 03/16/06                    15,000        14,725
  Grampian Funding LLC
    3.749%, 01/06/06                    25,000        24,752
    4.050%, 03/22/06                     5,000         4,905
  Lexington Parker Capital Company,
    LLC
    3.990%, 02/16/06                     7,500         7,388
  Paradigm Funding LLC
    4.026%, 02/28/06                    10,000         9,836
                                                  -----------
                                                     176,591
                                                  -----------
INVESTMENT BANKERS/BROKER DEALERS -- 4.8%
  Lehman Brothers Holdings
    3.100%, 11/04/05                    20,000        19,943
    3.779%, 01/17/06 (A)                15,000        15,000
                                                  -----------
                                                      34,943
                                                  -----------
MACHINERY -- 0.7%
  Medical Building IV
    3.870%, 10/12/05                     5,000         4,994
                                                  -----------
Total Commercial Paper
  (Cost $216,528) ($ Thousands)                      216,528
                                                  -----------

CORPORATE OBLIGATIONS (A) -- 28.2%
FINANCIAL SERVICES  -- 25.4%
  Bavaria TRR Corporation
    3.650%, 01/06/06                    30,000        29,999
  CC USA (B)
    3.753%, 08/15/06                    17,500        17,501
  K2 LLC (B)
    3.718%, 01/17/06                    30,000        29,998
  Sigma Finance Incorporated (B)
    3.716%, 02/15/06                    25,000        24,998
  Tango Finance Corporation (B)
    3.820%, 02/27/06                    35,000        35,002
  Whistlejacket Capital LLC (B)
    3.751%, 01/20/06                    25,000        24,999
  White Pine Finance LLC (B)
    3.800%, 10/25/05                    20,000        20,000
                                                  -----------
                                                     182,497
                                                  -----------
INVESTMENT BANKERS/BROKER DEALERS -- 2.8%
  Goldman Sachs Group
    3.800%, 09/13/07                    20,000        20,000
                                                  -----------
Total Corporate Obligations
  (Cost $202,497) ($ Thousands)                      202,497
                                                  -----------
--------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
--------------------------------------------------------------
 CERTIFICATES OF DEPOSIT  -- 23.2%
BANKS  -- 7.9%
  Lasalle National Bank
    4.070%, 07/26/06                   $ 7,000     $   7,000
  Regions Bank
    3.090%, 11/08/05                    20,000        20,000
  Standard Federal Bank
    4.140%, 07/24/06                    14,000        14,000
  SunTrust Bank
    3.330%, 10/12/05                    15,500        15,500
                                                  -----------
                                                      56,500
                                                  -----------
FINANCIAL SERVICES  -- 15.3%
  Lexington Parker Capital Company, LLC
    (A)
    3.746%, 01/20/06                    25,000        24,999
  Mitten RFC
    3.812%, 10/20/05                    20,000        19,960
  Morgan Stanley
    3.920%, 05/16/06                    20,000        20,000
  Picaros Funding PLC (A)
    3.377%, 11/04/05                    15,000        14,953
  Thornburg Mortgage Capital
    3.793%, 10/18/05                    30,000        29,946
                                                  -----------
                                                     109,858
                                                  -----------
Total Certificates of Deposit
  (Cost $166,358) ($ Thousands)                      166,358
                                                  -----------

INSURANCE FUNDING AGREEMENT (A) (C) -- 4.2%
INSURANCE -- 4.2%
  MetLife Funding Agreement
    3.773%, 05/01/06                    30,000        30,000
                                                  -----------
Total Insurance Funding Agreement
  (Cost $30,000) ($ Thousands)                        30,000
                                                  -----------

REPURCHASE AGREEMENT (D) -- 14.3%
Deutsche Bank
  3.700%, dated 09/30/05, to be
  repurchased on 10/03/05, repurchase
  price $103,049,764 (collateralized
  by various U.S. Treasury obligations,
  ranging in par value $1,093,000 -
  $127,620,000, 0.000% - 8.750%,
  12/08/05 - 11/15/29; with total
  market value $105,078,740)           103,018       103,018
                                                  -----------
Total Repurchase Agreement
  (Cost $103,018) ($ Thousands)                      103,018
                                                  -----------

Total Investments -- 100.1%
  (Cost $718,401) ($ Thousands) ++                $  718,401
                                                  ===========

--------------------------------------------------------------------------------
                      SEI Liquid Asset Trust/Quarterly Report/September 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Prime Obligation Fund
September 30, 2005


-------------------------------------------------------------------------------

       Percentages are based on net assets of $717,495,903.


   +--The rate reported is the effective yield at time of purchase.
  ++--For Federal income tax purposes, the Fund's aggegate tax cost is equal to  book cost.
(A)--Variable rate instrument. The rate reflected on the Schedule of Investments on September 30, 2005. The date shown is the earlier of the reset date or demand date.
(B)--Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. The total value of such securities as of September 30, 2005 was $152,498,000 and represented 21.3% of net assets.
(C)--Security considered illiquid. The total value of such security as of September 30, 2005 was $30,000,00.
(D)--Tri-Party Repurchase Agreement
LLC--Limited Liability Company
PLC--Public Liability Company


   For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                      SEI Liquid Asset Trust/Quarterly Report/September 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Treasury Securities Fund
September 30, 2005

----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 9.0%
 U.S. Treasury Notes
   1.625%, 10/31/05                    $ 1,000    $      999
   5.750%, 11/15/05                      1,000         1,003
   1.875%, 01/31/06                      1,000           994
                                                  -----------
Total U.S. Treasury Obligations
  (Cost $2,996) ($ Thousands)                          2,996
                                                  -----------

REPURCHASE AGREEMENTS (A) -- 91.2%
Barclays
  3.250%, dated 09/30/05, to be
  repurchased on 10/03/05,
  repurchase price $5,784,566
  (collateralized by a U.S.
  Treasury obligation, par value
  $3,566,000, 3.875%, 04/15/29;
  with total market value
  $5,898,859)                            5,783         5,783
BNP Paribus
  3.250%, dated 09/30/05, to be
  repurchased on 10/03/05,
  repurchase price $8,002,167
  (collateralized by a U.S.
  Treasury obligation, par value
  $6,543,000, 3.500%, 01/15/11;
  with total market value
  $8,160,089)                            8,000         8,000
JPMorgan
  3.300%, dated 09/30/05, to be
  repurchased on 10/03/05,
  repurchase price $8,002,200
  (collateralized by a U.S.
  Treasury obligation, par value
  $5,755,000, 8.000%, 11/15/21;
  with total market value
  $8,166,460)                            8,000         8,000
Morgan Stanley
  3.250%, dated 09/30/05, to be
  repurchased on 10/03/05,
  repurchase price $8,002,167
  (collateralized by a U.S.
  Treasury obligation, par value
  $8,364,000, 3.625%, 05/15/13;
  with total market value
  $8,160,452)                            8,000         8,000
                                                  -----------
Total Repurchase Agreements
  (Cost $29,783) ($ Thousands)                        29,783
                                                  -----------

Total Investments -- 100.2%
  (Cost $32,779) ($ Thousands)+                  $   32,779
                                                  ===========

--------------------------------------------------------------------------------
       Percentages are based on net assets of $32,701,481.


   +-- For Federal income tax purposes, the Fund's aggregate tax cost is equal to book cost.

  (A)-- Tri-Party Repurchase Agreement

       For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
                SEI Liquid Asset Trust / Quarterly Report / September 30, 2005

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              SEI Liquid Asset Trust


By (Signature and Title)*                 /s/ Edward D. Loughlin
                                          ----------------------
                                          Edward D. Loughlin
                                          President & CEO
Date: November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Edward D. Loughlin
                                          ----------------------
                                          Edward D. Loughlin
                                          President & CEO
Date: November 28, 2005


By (Signature and Title)*                 /s/ Stephen F. Panner
                                          ---------------------
                                          Stephen F. Panner
                                          Controller and CFO
Date: November 28, 2005


* Print the name and title of each signing officer under his or her signature.